Pension and Post-Retirement and Post-Employment Benefits - Components of Regulatory Assets Expected to be Amortized as Components of Net Periodic Benefit Costs (Detail) (CAD)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Pension Benefits [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Prior service cost	2	2
Actuarial loss	103	175
Net periodic benefit costs	105	177
Post-Retirement and Post-Employment Benefits [Member]
Schedule Of Weighted Average Assumption Determining Pension Plan And Other Post retirement Benefit Plan [Line Items]
Prior service cost	2	3
Actuarial loss	15	17
Net periodic benefit costs	17	20